LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2020
LAND USE RIGHT, NET.
LAND USE RIGHT, NET

9. LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Gross carrying amount	34,761,487	49,961,221
Less: Accumulated amortization	(405,551)	(1,126,101)

Land use rights, net	34,355,936	48,835,120

Amortization expense on land use rights was allocated to the following expense items:

	For the Year Ended December 31,
	2019	2020
	RMB	RMB
Cost of revenues	—	317,562
General and administrative expenses	405,551	402,988

Total amortization expense	405,551	720,550